Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Basis of presentation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation (or Teekay), which is incorporated under the laws of The Republic of the Marshall Islands, and its wholly-owned or controlled subsidiaries (collectively, the Company). Significant intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Given the current credit markets, it is possible that the amounts recorded as derivative assets and liabilities could vary by material amounts.

In order to more closely align the Company’s presentation to many of its peers, the cost of ship management activities of $80.9 million related to the Company’s fleet and to services provided to third parties for 2013 have been presented as vessel operating expenses. For 2013, revenues of $23.2 million from ship management activities provided to third parties have been presented in revenues. Prior to 2013, the Company included these amounts in general and administrative expenses. All such costs incurred and revenues recorded in comparative periods have been reclassified from general and administrative expenses to vessel operating expenses and revenues to conform to the presentation adopted in the current period. The amounts reclassified from general and administrative expenses to vessel operating expenses were $83.2 million and $72.3 million for 2012 and 2011, respectively. The amounts reclassified from general and administrative expenses to revenues were $24.5 million and $22.2 million for 2012 and 2011, respectively.

Reporting currency

The consolidated financial statements are stated in U.S. Dollars. The functional currency of the Company is the U.S. Dollar because the Company operates in the international shipping market, which typically utilizes the U.S. Dollar as the functional currency. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income (loss).

Operating revenues and expenses

The Company recognizes revenues from time-charters and bareboat charters daily over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenue during days that the vessel is off hire. When the time-charter contains a profit-sharing agreement, the Company recognizes the profit-sharing or contingent revenue only after meeting the profit sharing or other contingent threshold. All revenues from voyage charters are recognized on a proportionate performance method. The Company uses a discharge-to-discharge basis in determining proportionate performance for all spot voyages and voyages servicing contracts of affreightment, whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Shuttle tanker voyages servicing contracts of affreightment with offshore oil fields commence with tendering of notice of readiness at a field, within the agreed lifting range, and ends with tendering of notice of readiness at a field for the next lifting. Revenues from floating production, storage and offloading (or FPSO) contracts are recognized as service is performed. Certain of the Company’s FPSO units receive incentive-based revenue, which is recognized when earned by fulfillment of the applicable performance criteria. Revenues and expenses relating to engineering studies are recognized when service is completed, unless the expenses are not recoverable in which case the expenses are recognized as incurred. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned in subsequent periods.

Revenues and voyage expenses of the Company’s vessels operating in pool arrangements with unrelated parties are pooled with the revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on the time-charter-equivalent basis, are allocated to the pool participants according to an agreed formula. The Company accounts for the net allocation from the pool as revenues and amounts due from the pool are included in accounts receivable.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents

The Company classifies all highly liquid investments with a maturity date of three months or less at inception as cash equivalents.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Company believes that the receivable will not be recovered. There was no significant amounts recorded as allowance for doubtful accounts as at December 31, 2013, 2012, and 2011.

Marketable securities

The Company’s investments in marketable securities are classified as available-for-sale securities and are carried at fair value. Net unrealized gains and losses on available-for-sale securities are reported as a component of accumulated other comprehensive loss. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities applied using the weighted-average historical cost method.

The Company analyzes its available-for-sale securities for impairment during each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the fair value of the investment. The Company records an impairment charge through current-period earnings and adjusts the cost basis for such other-than-temporary declines in fair value when the fair value is not anticipated to recover above cost within a three-month period after the measurement date, unless there are mitigating factors that indicate an impairment charge through earnings may not be required. If an impairment charge is recorded, subsequent recoveries in fair value are not reflected in earnings until sale of the security.

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for tankers carrying crude oil and refined product, 20 to 25 years for FPSO units, 35 years for liquefied natural gas (or LNG) and 30 years for liquefied petroleum gas (or LPG) carriers, commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for those periods of time. Floating storage and off take (or FSO) units are depreciated over the term of the contract. Depreciation includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases. Depreciation of vessels and equipment, excluding amortization of dry docking expenditures, for the years ended December 31, 2013, 2012, and 2011 aggregated $346.5 million, $364.3 million and $356.0 million, respectively. Amortization of vessels accounted for as capital leases was $22.8 million, $30.1 million and $34.7 million for the years ended December 31, 2013, 2012, and 2011, respectively.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel that are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2013, 2012, and 2011, aggregated $14.6 million, $34.9 million and $8.1 million, respectively.

Generally, the Company dry docks each tanker and gas carrier every two and a half to five years. The Company capitalizes a substantial portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis over their estimated useful life, which typically is from the completion of a dry docking or intermediate survey to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking, and for annual class survey costs on the Company’s FPSO units.

Dry docking activity for the three years ended December 31, 2013, 2012, and 2011, is summarized as follows:

	Year Ended December 31,
	2013 $	2012 $	2011 $
Balance at the beginning of the year	100,928	128,987	143,103
Costs incurred for drydocking	72,545	35,336	54,296
Dry-dock amortization	(50,325)	(57,082)	(67,180)
Write down / sale of vessels	(4,954)	(6,313)	(1,232)

Balance at the end of the year	118,194	100,928	128,987

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Company’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company and based on second-hand sale and purchase data.

Vessels and equipment that are “held for sale” are measured at the lower of their carrying amount or fair value less costs to sell and are not depreciated while classified as held for sale. Interest and other expenses attributable to vessels and equipment classified as held for sale, or to their related liabilities, continue to be recognized as incurred.

Gains on vessels sold and leased back under capital leases are deferred and amortized over the remaining term of the capital lease. Losses on vessels sold and leased back under capital leases are recognized immediately when the fair value of the vessel at the time of sale and lease-back is less than its book value. In such case, the Company would recognize a loss in the amount by which book value exceeds fair value.

Direct financing leases and other loan receivables

The Company (i) employs two vessels on long-term time charters and employs an FSO unit, and (ii) assembles, installs, operates and leases equipment that reduces volatile organic compound emissions (or VOC Equipment) during loading, transportation and storage of oil and oil products, all of which are accounted for as direct financing leases. The lease payments received by the Company under these lease arrangements are allocated between the net investments in the leases and revenues or other income using the effective interest method so as to produce a constant periodic rate of return over the lease terms.

The Company’s investments in loan receivables are recorded at cost. The premium paid over the outstanding principal amount was amortized to interest income over the term of the loan using the effective interest rate method. The Company analyzes its loans for collectability during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available) any information provided by the debtor regarding their ability to repay the loan and the fair value of the underlying collateral. When a loan is impaired, the Company measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in the consolidated statements of income (loss). The carrying value of the loans will be adjusted each subsequent reporting period to reflect any changes in the present value of estimated future cash flows.

The following table contains a summary of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2013.

			December 31,
			2013	2012
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$

Direct financing leases	Payment activity	Performing	727,262	436,601
Other loan receivables

Investment in term loans and interest receivable	Collateral	Non-Performing(2)	211,579	188,756
Loans to equity accounted investees and joint venture partners (1)	Other internal metrics	Performing	169,248	206,903
Long-term receivable included in other assets	Payment activity	Performing	31,634	1,704

			1,139,723	833,964

(1)	The Company’s subsidiary Teekay LNG Partners L.P. (or Teekay LNG) owns a 99% interest in Teekay Tangguh, which owns a 70% interest in the Teekay Tangguh Joint Venture. During the year ended December 31, 2012, the parent company of Teekay LNG‘s joint venture partner, BLT, suspended trading on the Jakarta Stock Exchange and entered into a court-supervised debt restructuring in Indonesia. The remaining loans to joint venture partner, BLT LNG Tangguh Corporation, totaling $28.5 million as at December 31, 2013 (December 31, 2012—$24.0 million) are collectible given a signed settlement agreement between the Company and BLT LNG Tangguh Corporation regarding repayment terms. In February 2014, the Teekay Tangguh Joint Venture declared dividends of $69.5 million of which $14.4 million was used to offset the total advances to BLT LNG Tangguh Corporation and P.T. Berlian Laju Tanker and $6.5 million was repaid to Teekay by BLT LNG Tangguh Corporation. In addition, $0.5 million was paid to Teekay by BLT as part of the settlement agreement.
(2)	On March 21, 2014, Teekay and its publicly-listed subsidiary Teekay Tankers Ltd. (or Teekay Tankers) took ownership of the vessels held as collateral in satisfaction of the loans and accrued interest. (See Note 4)

Joint ventures

The Company’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the consolidated statements of income (loss).

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred and presented as other non-current assets. Debt issuance costs of revolving credit facilities are amortized on a straight-line basis over the term of the relevant facility. Debt issuance costs of term loans are amortized using the effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and whether the contract qualifies for hedge accounting. The Company does not apply hedge accounting to its derivative instruments, except for certain foreign exchange currency contracts and certain types of interest rate swaps (See Note 15).

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, or repaid.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income (loss) in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the consolidated statements of income (loss). The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of income (loss). If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item (e.g. general and administrative expense) item in the consolidated statements of income (loss). If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the consolidated statements of income (loss).

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated interest rate swaps related to long-term debt, capital lease obligations, restricted cash deposits, non-designated bunker fuel swap contracts and forward freight agreements, and non-designated foreign exchange currency forward contracts are recorded in realized and unrealized gain (loss) on non-designated derivative instruments. Gains and losses from the Company’s hedge accounted foreign currency forward contracts are recorded primarily in vessel operating expenses and general and administrative expense. Gains and losses from the Company’s non-designated cross currency swap are recorded in foreign currency exchange (loss) gain in the consolidated statements of income (loss).

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Company’s intangible assets consist primarily of acquired time-charter contracts and contracts of affreightment. The value ascribed to the time-charter contracts and contracts of affreightment are being amortized over the life of the associated contract, with the amount amortized each year being weighted based on the projected revenue to be earned under the contracts.

Asset retirement obligation

The Company has an asset retirement obligation (or ARO) relating to the sub-sea production facility associated with the Petrojarl Banff FPSO unit operating in the North Sea. This obligation generally involves restoration of the environment surrounding the facility and removal and disposal of all production equipment. This obligation is expected to be settled at the end of the contract under which the FPSO unit currently operates, which is anticipated no later than 2018. The ARO will be covered in part by contractual payments from FPSO contract counterparties.

The Company records the fair value of an ARO as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future cash outflows discounted at the Company’s credit-adjusted risk-free interest rate. When the liability is recorded, the Company capitalizes the cost by increasing the carrying amount of the related equipment. Each period, the liability is increased for the change in its present value, and the capitalized cost is depreciated over the useful life of the related asset. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related asset and liability. As at December 31, 2013, the ARO and associated receivable which is recorded in other non-current assets were $27.2 million and $7.5 million, respectively (2012—$24.7 million and $6.4 million, respectively).

Repurchase of common stock

The Company accounts for repurchases of common stock by decreasing common stock by the par value of the stock repurchased. In addition, the excess of the repurchase price over the par value is allocated between additional paid in capital and retained earnings. The amount allocated to additional paid in capital is the pro-rata share of the capital paid in and the balance is allocated to retained earnings.

Issuance of shares or units by subsidiaries

The Company accounts for dilution gains or losses from the issuance of shares or units by its publicly listed subsidiaries as an adjustment to retained earnings.

Share-based compensation

The Company grants stock options, restricted stock units, performance share units and restricted stock awards as incentive-based compensation to certain employees and directors. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the vesting period of the award.

Compensation cost for awards with performance conditions is recognized when it is probable that the performance condition will be achieved. The compensation cost of the Company’s stock-based compensation awards are substantially reflected in general and administrative expense.

Income taxes

The Company accounts for income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

The Company believes that it and its subsidiaries are not subject to taxation under the laws of the Republic of The Marshall Islands or Bermuda, or that distributions by its subsidiaries to the Company will be subject to any taxes under the laws of such countries, and that it qualifies for the Section 883 exemption under U.S. federal income tax purposes.

Accumulated other comprehensive income (loss)

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) for the periods presented.

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments, net of tax $	Unrealized Gain (Loss) on Available for Sale Marketable Securities $	Foreign Exchange Loss on Currency Translation $	Total $
Balance as of December 31, 2010	2,295	(17,539)	7,073	—	(8,171)
Other comprehensive loss	(2,601)	(5,402)	(7,729)	—	(15,732)

Balance as of December 31, 2011	(306)	(22,941)	(656)	—	(23,903)
Other comprehensive income	647	6,688	656	1,144	9,135

Balance as of December 31, 2012	341	(16,253)	—	1,144	(14,768)
Other comprehensive (loss) income	(324)	(2,666)	(171)	740	(2,421)

Balance as of December 31, 2013	17	(18,919)	(171)	1,884	(17,189)

Employee pension plans

The Company has defined contribution pension plans covering the majority of its employees. Pension costs associated with the Company’s required contributions under its defined contribution pension plans are based on a percentage of employees’ salaries and are charged to earnings in the year incurred. The Company also has defined benefit pension plans covering certain of its employees. The Company accrues the costs and related obligations associated with its defined benefit pension plans based on actuarial computations using the projected benefits obligation method and management’s best estimates of expected plan investment performance, salary escalation, and other relevant factors. For the purpose of calculating the expected return on plan assets, those assets are valued at fair value. The overfunded or underfunded status of the defined benefit pension plans are recognized as assets or liabilities in the consolidated balance sheet. The Company recognizes as a component of other comprehensive loss, the gains or losses that arise during a period but that are not recognized as part of net periodic benefit costs.

Earnings (loss) per common share

The computation of basic earnings (loss) per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the exercise of all dilutive stock options and restricted stock awards using the treasury stock method. The computation of diluted loss per share does not assume such exercises.